ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET - Summary of movement of allowance for uncollectible receivables (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
Receivables [Abstract]
Balance at the beginning of the year	¥ 0	¥ 60,679
Current year credit losses	2,539	49,231
Current year write off		¥ (109,910)
Balance at end of the year	¥ 2,539